IFRS 7 Disclosure - Credit and Counterparty Risk - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of credit risk exposure [line items]
Credit assets exposure value	$ 344,912	$ 290,896
Outstanding credit exposures	1,123,400
Outstanding credit exposures increased from prior year	$ 70,200
Outstanding credit exposures increased as percent from prior year	7.00%
Canada [member]
Disclosure of credit risk exposure [line items]
Outstanding credit exposures	$ 537,400
United States [member]
Disclosure of credit risk exposure [line items]
Outstanding credit exposures	539,200
Other Jurisdications [member]
Disclosure of credit risk exposure [line items]
Outstanding credit exposures	$ 46,800
Credit risk [member] | Residential real estate loan [member]
Disclosure of credit risk exposure [line items]
Loan to value ratio	80.00%